17. RELATED PARTIES' TRANSACTIONS	12 Months Ended
Dec. 31, 2020
Related party transactions [abstract]
RELATED PARTIES' TRANSACTIONS

NOTE 17: RELATED PARTIES´ TRANSACTIONS

17.1	Operations related parties

Operations for the year	Sales of goods and services (1)			Purchases of goods and services (2)			Fees for services (3)			Other operating expenses and income (4)
	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018
Associates and joint ventures
CTB	2	1	-	-	-	-	-	-	-	-	-	-
Greenwind	1	1	-	-	-	-	-	-	-	-	(1)	-
OCP	-	-	-	-	-	-	-	-	-	-	-	(7)
Refinor	10	18	16	(5)	(19)	(34)	-	-	-	-	-	-
TGS	20	29	51	(24)	(22)	(21)	-	-	-	-	-	-
Transener	-	-	1	-	-	-	-	-	-	-	-	-

Other related parties
Fundación	-	-	-	-	-	-	-	-	-	(2)	(2)	(2)
SACDE	-	-	1	-	-	(2)	-	-	-	-	1	-
Salaverri, Dellatorre, Burgio & Wetzler	-	-	-	-	-	-	(1)	(1)	(1)	-	-	-
Other	-	-	-	-	(1)	(2)	-	-	-	-	-	-
	33	49	69	(29)	(42)	(59)	(1)	(1)	(1)	(2)	(2)	(9)

(1) Corresponds mainly to advisory services provided in the field of technical assistance and sales of gas and refined products.
(2) Imputed cost of sales. Correspond mainly to natural gas transportation services, purchases of refined products and other services.
(3) Disclosed within administrative expenses.
(4) Corresponds mainly to donations and ship or pay.

Operations for the year	Finance income (1)			Dividends received			Payment of dividends
	2020	2019	2018	2020	2019	2018	2020	2019	2018
Associates and joint ventures
Ciesa	-	-	-	-	53	19	-	-	-
Citelec	-	-	-	13	16	-	-	-	-
OCP	1	-	-	21	6	-	-	-	-
TGS	3	3	3	-	-	-	-	-	-

Other related parties

EMESA	-	-	-	-	-	-	(9)	(1)	(2)
Other	-	-	-	1	1	-	-	-	-
	4	3	3	35	76	20	(9)	(1)	(2)
(1) Corresponds mainly to financial leases and accrued interest on loans granted.

17.2	Key management personnel remuneration

During the years ended December 31, 2020 2019 and 2018, the total remuneration to executive directors accrued amounts to US$ 6.9 million (US$ 5.8 million for Directors' and Sindycs' fees and US$ 1.1 million in the accrual of EBDA Compensation and Stock-based Compensation Plans), US$ 9.6 million (US$ 4.6 million in Directors' and Sindycs' fees and US$ 5.0 million in the accrual of the Company-Value Compensation, EBDA Compensation and Stock-based Compensation Plans) and US$ 31.2 million (US$ 4.1 million in Directors' and Sindycs' fees and US$ 27.1 million in the accrual of the Company-Value Compensation, EBDA Compensation and Stock-based Compensation Plan), respectively.

17.3	Balances with related parties

As of December 31, 2020	Trade receivables	Other receivables		Trade payables
	Current	Non Current	Current	Current
Associates and joint ventures
Greenwind	-	-	-	5
OCP	-	-	36	-
Refinor	2	-	-	-
TGS	2	29	5	-
	4	29	41	5

As of December 31, 2019	Trade receivables	Other receivables		Trade payables	Other payables	Borrowings
	Current	Non Current	Current	Current	Current	Current
Associates and joint ventures
Citelec	-	-	-	-	-	14
Greenwind	-	4	-	5	-	-
OCP	-	15	-	-	5	-
Refinor	2	-	-	1	-	-
SACME	-	-	-	2	-	-
TGS	4	34	5	-	-	-
Other related parties
SACDE	-	-	2	-	-	-
Other	-	-	1	-	-	-
	6	53	8	8	5	14